CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (4,016,949)	$ (630,349)	¥ (5,304,082)	¥ (11,295,652)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,708,019	268,025	1,046,496	998,938
Allowance against receivables				108,459
Expected credit losses	54,332	8,526	9,654	0
Inventory write-downs	1,105	173	5,803	10,427
Impairment on other assets			25,757	75,278
Foreign exchange loss	10,111	1,587	457,382	13,876
Share-based compensation expenses	1,010,140	158,513	187,094	333,495
Gain from disposal of an equity investee				(40,722)
Investment Income	(105,608)	(16,572)
Share of losses/(profits) of equity investees, net of tax	(62,510)	(9,809)	66,030	64,478
Amortization of right-of-use assets	643,895	101,041	499,225	522,035
Loss on disposal of property, plant and equipment	31,107	4,881	127,662	50,845
Changes in operating assets and liabilities:
Prepayments and other current assets	(38,908)	(6,106)	135,441	(68,051)
Inventory	(990,550)	(155,439)	(197,828)	569,163
Other non-current assets	(3,705,762)	(581,515)	151,953	(326,957)
Amount due from related parties	(1,444,122)	(226,614)	(119,128)	9,323
Operating lease liabilities	(748,799)	(117,503)	(448,466)	(345,323)
Taxes payable	446,984	70,142	130,542	(7,948)
Trade and notes receivable	(1,717,747)	(269,552)	237,928	(681,556)
Trade and notes payable	6,260,311	982,379	3,256,552	241,646
Accruals and other liabilities	2,485,101	389,967	836,511	658,895
Amount due to related parties	342,597	53,761	60,673	64,347
Deferred tax liabilities	25,199	3,954
Other non-current liabilities	1,778,440	279,076	785,695	323,298
Net cash (used in)/provided by operating activities	1,966,386	308,566	1,950,894	(8,721,706)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(4,078,764)	(640,046)	(1,127,686)	(1,706,787)
Purchases of short-term investments	(134,316,219)	(21,077,146)	(7,594,110)	(2,202,762)
Proceeds from sale of short-term investments	101,121,723	15,868,205	3,738,490	7,246,465
Purchase of available-for-sale debt investment	(650,000)	(101,999)
Purchase of held to maturity debt investments	(1,300,000)	(203,998)
Acquisitions of equity investees and equity security investments	(592,570)	(92,988)	(250,826)	(31,500)
Proceeds from disposal of an equity investee				76,653
Loan repayment from related parties	50,000	7,846
Proceeds from disposal of property and equipment	1,126	177	163,072
Net cash provided by/(used in) investing activities	(39,764,704)	(6,239,949)	(5,071,060)	3,382,069
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	144,562	22,685	154,861	50,790
Capital withdrawal by non-controlling interests	(1,000)	(157)	(10,500)
Capital injection from redeemable non-controlling interests			5,000,000
Capital injection from non-controlling interests	100,000	15,692
Redemption and repurchase of redeemable non-controlling interests	(8,000,000)	(1,255,375)	(2,071,515)
Proceeds from issuance of convertible promissory note - third parties	9,560,755	1,500,291	3,014,628	2,802,041
Proceeds from issuance of convertible promissory note - related parties			90,499	1,520,416
Proceeds from borrowings from third parties	6,112,000	959,106	1,605,464	1,350,781
Repayments of borrowings from third parties	(2,432,255)	(381,674)	(964,813)	(2,610,958)
Proceeds from borrowings from related parties			260,000	25,799
Repayment of borrowings from related parties			(285,799)
Proceeds from issuance of ordinary shares, net of issuance cost	12,677,554	1,989,385	34,607,139
Principal payments on finance leases	(32,873)	(5,158)	(42,529)	(43,916)
Net cash provided by financing activities	18,128,743	2,844,795	41,357,435	3,094,953
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(500,959)	(78,609)	(682,040)	10,166
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(20,170,534)	(3,165,197)	37,555,229	(2,234,518)
Cash, cash equivalents and restricted cash at beginning of the year	38,545,098	6,048,567	989,869	3,224,387
Cash, cash equivalents and restricted cash at end of the year	18,374,564	2,883,370	38,545,098	989,869
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accruals related to purchase of property and equipment	1,458,767	228,912	749,799	1,121,715
Acquisition of an equity investee				35,931
Issuance of restricted shares (Note 23(a)(ii))	148,869	23,361	54,512
Conversion of convertible senior notes to ordinary shares	4,348,212	682,329	3,963,299
Accretion on redeemable non-controlling interests to redemption value	6,586,579	1,033,578	311,670	126,590
Settlement of capped call options and zero strike call options (Note 13(ii))	1,849,600	290,243
Shareholder's contribution (Note 10)	18,535	2,909
Supplemental Disclosure
Interest paid	218,830	34,339	333,877	260,377
Income taxes paid	¥ 6,007	$ 943	¥ 13,172	¥ 18,189